Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and prepaid revenues
Interest expenses accrued	kr 1,793	kr 1,843
Other accrued expenses and prepaid revenues	82	81
Total	kr 1,875	kr 1,924